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                              Janus Adviser Series
                        Supplement dated April 11, 2008
          to Currently Effective Statements of Additional Information

Robin C. Beery has assumed responsibility as President and Chief Executive Officer of Janus Adviser Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

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                                       OFFICERS
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                                        TERM OF
                                        OFFICE* AND
 NAME, ADDRESS,       POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE              WITH FUNDS        TIME SERVED    PAST FIVE YEARS
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
 Robin C. Beery       President and     4/08-Present   Executive Vice President and
 151 Detroit Street   Chief Executive                  Chief Marketing Officer of Janus
 Denver, CO 80206     Officer                          Capital Group Inc. and Janus
 DOB: 1967                                             Capital; Executive Vice
                                                       President of Janus Distrib-
                                                       utors LLC and Janus Services
                                                       LLC; and Working Director of
                                                       Enhanced Investment
                                                       Technologies, LLC. Formerly,
                                                       President (2002-2007) and
                                                       Director (2000-2007) of The
                                                       Janus Foundation; President
                                                       (2004-2006) and Vice President
                                                       and Chief Marketing Officer
                                                       (2003-2004) of Janus Services
                                                       LLC; and Senior Vice President
                                                       (2003-2005) and Vice President
                                                       (1999-2003) of Janus Capital
                                                       Group Inc. and Janus Capital.
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

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.